PROPERTY AND EQUIPMENT (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
Property and equipment consist of the following (in thousands):

	March 31, 2024	December 31, 2023
	(unaudited)	(audited)
Computer equipment	$448	$416
Furniture & fixtures	176	149
Data warehouse	286	286
Software	197	197
Total cost	1,107	1,048
Less accumulated depreciation and amortization	(782)	(728)
Property and equipment, net	$325	$320

Property and equipment consist of the following (in thousands):

	December 31,
	2023	2022
Computer equipment	$416	$333
Furniture and fixtures	149	15
Data warehouse	286	286
Software	197	197
Total Cost	1,048	831
Less accumulated depreciation and amortization	(728)	(456)
Property and Equipment	$320	$375